SCOPE OF CONSOLIDATION - Summary of Divestments (Details) - USD ($) $ in Millions								12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Feb. 28, 2018	Feb. 07, 2018	Dec. 15, 2017	Mar. 13, 2017	Feb. 10, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	$ 4,867							$ 4,867	$ 2,172	$ 2,574	$ 2,501
Other current assets	109							109	68
Property, plant and equipment	36,231							36,231	35,638
Other assets	1,648							1,648	3,360
Total assets	87,908							87,908	91,249
Current liabilities	21,287							21,287	23,455
Other long-term liabilities	2,518							2,518	3,019
Total liabilities	47,425							47,425	47,141
Gain on disposal								101	$ 16	$ 18
Disposal group, disposed of by sale, not discontinued operations | ArcelorMittal Italia remedies
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents		$ 0
Other current assets		1,386
Property, plant and equipment		178
Other assets		11
Total assets		1,575
Current liabilities		1,046
Other long-term liabilities		241
Total liabilities		1,287
Total net assets		288
Assigned receivables		$ 404
% of net assets sold		100.00%
Total net assets disposed of		$ 692
Cash consideration received, net of escrow deposit and cash disposed		518
Consideration receivable		174						161
Reclassification of foreign exchange reserves		72
Gain on disposal		$ 72
Disposal group, disposed of by sale, not discontinued operations | Global Chartering Limited
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents	0							0
Other current assets	14							14
Property, plant and equipment	517							517
Other assets	21							21
Total assets	552							552
Current liabilities	229							229
Other long-term liabilities	311							311
Total liabilities	540							540
Total net assets	12							12
Assigned receivables	$ 0							$ 0
% of net assets sold	50.00%
Total net assets disposed of	$ 6
Cash consideration received, net of escrow deposit and cash disposed	(4)
Consideration receivable	6
Reclassification of foreign exchange reserves	33
Gain on disposal	$ 29
Disposal group, disposed of by sale, not discontinued operations | Frýdek Místek
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents			$ 0
Other current assets			48
Property, plant and equipment			35
Other assets			0
Total assets			83
Current liabilities			31
Other long-term liabilities			4
Total liabilities			35
Total net assets			48
Assigned receivables			$ 0
% of net assets sold			100.00%
Total net assets disposed of			$ 48
Cash consideration received, net of escrow deposit and cash disposed			39
Consideration receivable			10
Reclassification of foreign exchange reserves			15
Gain on disposal			$ 16
Disposal group, disposed of by sale, not discontinued operations | Votorantim remedies
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents				$ 0
Other current assets				40
Property, plant and equipment				48
Other assets				0
Total assets				88
Current liabilities				4
Other long-term liabilities				0
Total liabilities				4
Total net assets				84
Assigned receivables				$ 0
% of net assets sold				100.00%
Total net assets disposed of				$ 84
Cash consideration received, net of escrow deposit and cash disposed				26
Consideration receivable				58
Reclassification of foreign exchange reserves				0
Gain on disposal				$ 0
Disposal group, disposed of by sale, not discontinued operations | AMTBA
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents						$ 13
Other current assets						46
Property, plant and equipment						55
Other assets						10
Total assets						124
Current liabilities						52
Other long-term liabilities						7
Total liabilities						59
Total net assets						65
Assigned receivables						$ 0
% of net assets sold						100.00%
Total net assets disposed of						$ 65
Cash consideration received, net of escrow deposit and cash disposed						65
Reclassification of foreign exchange reserves						0
Gain on disposal						$ 0
Disposal group, disposed of by sale, not discontinued operations | Downstream Solutions Europe
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents							$ 0
Other current assets							38
Property, plant and equipment							2
Other assets							17
Total assets							57
Current liabilities							18
Other long-term liabilities							12
Total liabilities							30
Total net assets							27
Assigned receivables							$ 0
% of net assets sold							100.00%
Total net assets disposed of							$ 27
Cash consideration received, net of escrow deposit and cash disposed							6
Reclassification of foreign exchange reserves							21
Gain on disposal							$ 0
Disposal group, disposed of by sale, not discontinued operations | Georgetown
Disclosure Of Non-current Assets Held For Sale And Discontinued Operations [Line Items]
Cash and cash equivalents					$ 0
Other current assets					0
Property, plant and equipment					4
Other assets					0
Total assets					4
Current liabilities					1
Other long-term liabilities					2
Total liabilities					3
Total net assets					1
Assigned receivables					$ 0
% of net assets sold					100.00%
Total net assets disposed of					$ 1
Cash consideration received, net of escrow deposit and cash disposed					19
Reclassification of foreign exchange reserves					0
Gain on disposal					$ 18